Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2019	Jun. 30, 2020
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		$ 52,977
Estimated Costs Remainder of 2020		15,409
Estimated Costs 2021		22,917
Estimated Costs 2022		14,651
Equity Method Investments [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		11,351
Estimated Costs Remainder of 2020		11,351
Estimated Costs 2021		0
Estimated Costs 2022		0
Consolidated Entities [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		41,626
Estimated Costs Remainder of 2020		4,058
Estimated Costs 2021		22,917
Estimated Costs 2022		$ 14,651
Long-term Purchase Commitment, Amount	$ 58,100
Bahrain LNG Joint Venture [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Equity Method Investment, Ownership Percentage		30.00%
Bahrain LNG Joint Venture [Member] | Lng Receiving and Regasification Terminal [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Line of credit facility, maximum borrowing capacity		$ 24,000
Line of Credit Facility, Remaining Borrowing Capacity		7,000
Bahrain LNG Joint Venture [Member] | Construction [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total estimated remaining costs		$ 11,400